Quarterly Financial Data (Unaudited) - Summary of Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly results of operations
Revenue	$ 5,027,400	$ 4,941,600	$ 4,716,100	$ 4,835,900	$ 4,989,600	$ 4,766,900	$ 4,856,100	$ 4,423,900	$ 19,520,970	$ 19,036,525	$ 18,114,048
Cost of revenue	4,812,400	4,720,100	4,684,100	4,685,900	4,740,500	4,729,700	4,607,900	4,168,100	18,902,480	18,246,209	17,019,352
Earnings (loss) before taxes	151,500	165,400	(23,900)	93,400	178,700	(2,700)	181,400	189,200	386,441	546,600	726,552
Net earnings	80,800	112,900	(6,600)	77,400	71,000	17,400	120,000	119,000	264,469	327,449	475,006
Net earnings (loss) attributable to Fluor Corporation	$ 60,300	$ 94,500	$ (24,000)	$ 60,600	$ 70,500	$ 4,800	$ 101,800	$ 104,300	$ 191,377	$ 281,401	$ 412,512
Earnings (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ 0.43	$ 0.68	$ (0.17)	$ 0.43	$ 0.51	$ 0.03	$ 0.73	$ 0.75	$ 1.37	$ 2.02	$ 2.85
DILUTED EARNINGS (LOSS) PER SHARE (in dollars per share)	$ 0.43	$ 0.67	$ (0.17)	$ 0.43	$ 0.50	$ 0.03	$ 0.72	$ 0.74	$ 1.36	$ 2.00	$ 2.81